SECURITISATIONS AND COVERED BONDS	6 Months Ended
Jun. 30, 2026
Disclosure Of Securitisations And Covered Bonds [Abstract]
SECURITISATIONS AND COVERED BONDS	10. SECURITISATIONS AND COVERED BONDS
The information in this Note relates to securitisations and covered bonds for consolidated structured entities, used to obtain funding or collateral. It excludes securitisations and structured entities relating to credit protection transactions.
In H1-26, there were no significant changes to the securitisations and covered bond programmes as set out in the Consolidated Financial Statements in the 2025
Annual Report except that, as a result of the acquisition of TSB, as set out in Note 29, the Duncan mortgage-backed securitisation structure and £10bn Global
Covered Bond Programme were acquired, as follows.
Other mortgage-backed securitisations - Duncan
Loans and advances to customers include loans securitised under securitisation programmes which have been sold to bankruptcy remote structured entities. As the structured entities are funded by the issue of debt on terms whereby the majority of the risks and rewards of the portfolio are retained by Santander UK, the structured entities are consolidated fully and all of these loans are retained on the balance sheet, with the related notes in issue included within debt securities in issue.
The programmes feature revolving structures where principal receipts received from the mortgages are used to replenish the portfolio of mortgages held by the structured entities, subject to certain eligibility criteria. The programmes include certain triggers that could result in the notes being repayable on demand, including a default by the issuer in the payment of any amounts due in respect of the issued notes.
Covered bonds - £10bn Global Covered Bond Programme
Loans and advances to customers have been assigned to a limited liability partnership to provide security for the issuance of covered bonds. TSB Bank plc, and hence the Santander UK group, retains the risks and rewards associated with these loans and the loans continue to be recognised on the balance sheet. The related covered bonds in issue are included within debt securities in issue. Deposits are available for the repayment of the term advances related to covered bonds and other legal obligations.
The gross assets securitised, or for the covered bond programme assigned, at 30 June 2026 and 31 December 2025 were:

	30 June 2026	31 December 2025
	£m	£m
Mortgage-backed master trust structures:
– Holmes	8,826	7,090
– Fosse	2,163	1,845
Other mortgage-backed securitisation structures:
– Duncan	1,701	–
Other asset-backed securitisation structures:
– Repton	764	760
Total securitisation programmes	13,454	9,695
Covered bond programme:
–€35bn Global Covered Bond Programme	28,335	27,428
–£10bn Global Covered Bond Programme	6,026	–
Total securitisation and covered bond programmes	47,815	37,123
The following table sets out the internal and external issuances and redemptions in H1-26 and H1-25 for each securitisation and covered bond programme.

	Internal issuances		External issuances		Internal redemptions		External redemptions
	H1-26	H1-25	H1-26	H1-25	H1-26	H1-25	H1-26	H1-25
	£m	£m	£m	£m	£m	£m	£m	£m
Mortgage-backed master trust structures:
–Holmes	144	86	1,250	750	10	–	86	–
Covered bond programme:
–€35bn Global Covered Bond Programme	–	–	4,212	2,687	–	–	3,546	894
	144	86	5,462	3,437	10	–	3,632	894
In January 2025, £200m of the Fosse retained notes were sold to an external counterparty.
Prior to its acquisition, TSB held bonds issued as part of the Santander UK €35bn Global Covered Bond Programme. As a result of the acquisition, this holding has moved from external to internal.